General (Details) - LNG carrier	Jun. 30, 2024 vessel
FLNG
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated	2
LNG carrier
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated	2